As filed with the Securities and Exchange Commission on May 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 2.8%
Hexcel Corporation	37,800	$2,061,990
Mercury Systems, Inc. (a)	139,165	5,434,393
		7,496,383
Banks - 8.0%
BancorpSouth, Inc.	139,779	4,228,315
Capital Bank Financial Corporation - Class A	85,315	3,702,671
Hanmi Financial Corporation	119,630	3,678,622
LegacyTexas Financial Group, Inc.	64,915	2,590,108
Pinnacle Financial Partners, Inc.	87,655	5,824,675
Seacoast Banking Corporation of Florida (a)	56,675	1,359,067
		21,383,458
Biotechnology - 3.2%
Charles River Laboratories International, Inc. (a)	51,980	4,675,601
Neogen Corporation (a)	60,988	3,997,763
		8,673,364
Building Products - 3.5%
American Woodmark Corporation (a)	19,045	1,748,331
Apogee Enterprises, Inc.	25,935	1,545,985
Builders FirstSource, Inc. (a)	198,360	2,955,564
PGT, Inc. (a)	300,126	3,226,355
		9,476,235
Capital Markets - 0.9%
BGC Partners Inc - Class A	220,475	2,504,596

Chemicals - 1.2%
Ferroglobe PLC (b)	308,720	3,189,078

Commercial Services & Supplies - 1.9%
Healthcare Services Group, Inc.	119,365	5,143,438

Communications Equipment - 1.3%
Infinera Corporation (a)	335,675	3,433,955

Construction & Engineering - 2.8%
EMCOR Group, Inc.	82,290	5,180,156
MasTec Inc. (a)	58,145	2,328,707
		7,508,863
Construction Materials - 1.3%
Summit Materials, Inc. - Class A (a)	142,480	3,520,681

Consumer Finance - 2.0%
First Cash Financial Services, Inc.	106,545	5,236,687

Electronic Equipment & Instruments - 1.2%
FLIR Systems, Inc.	91,445	3,317,625

Energy Equipment & Services - 0.7%
Mammoth Energy Services, Inc. (a)	87,835	1,889,331

Food & Drug Retailing - 0.6%
Sprouts Farmers Market, Inc. (a)	70,535	1,630,769

Food Products - 2.4%
Snyder's-Lance, Inc.	96,235	3,879,233
TreeHouse Foods, Inc. (a)	31,710	2,684,568
		6,563,801
Health Care Equipment & Supplies - 5.2%
Cantel Medical Corp.	53,535	4,288,154
PRA Health Sciences, Inc. (a)	81,822	5,337,249
VWR Corporation (a)	155,640	4,389,048
		14,014,451
Health Care Providers & Services - 4.6%
Acadia Healthcare Company, Inc. (a)	37,815	1,648,734
Aceto Corporation	60,536	957,074
Brookdale Senior Living Inc. (a)	219,445	2,947,146
HealthEquity, Inc. (a)	80,790	3,429,536
Omnicell, Inc. (a)	82,710	3,362,162
		12,344,652
Internet & Catalog Retail - 2.7%
Nutrisystem, Inc.	129,355	7,179,202

Internet Software & Services - 4.5%
Criteo SA - ADR (a)(b)	37,575	1,878,374
Euronet Worldwide, Inc. (a)	50,795	4,343,988
New Relic, Inc. (a)	92,070	3,413,035
SPS Commerce, Inc. (a)	40,585	2,373,817
		12,009,214
IT Consulting & Services - 2.0%
Acxiom Corporation (a)	169,701	4,831,388
FireEye, Inc. (a)	46,820	590,400
		5,421,788
Leisure Equipment & Products - 2.7%
Pool Corporation	59,900	7,147,867

Machinery - 3.9%
John Bean Technologies Corporation	37,180	3,269,981
Kennametal Inc.	102,410	4,017,544
Lindsay Corporation	34,485	3,038,818
		10,326,343
Marine - 1.4%
Kirby Corporation (a)	54,245	3,826,985

Metals & Mining - 1.2%
Carpenter Technology Corporation	86,410	3,223,093

Multiline Retail - 1.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	148,420	4,972,070

Oil & Gas & Consumable Fuels - 5.3%
Oasis Petroleum Inc. (a)	280,381	3,998,233
PDC Energy, Inc. (a)	74,950	4,673,133
WPX Energy Inc. (a)	417,905	5,595,748
		14,267,114
Pharmaceuticals - 2.3%
Akorn, Inc. (a)	171,173	4,121,846
Cambrex Corp. (a)	38,535	2,121,352
		6,243,198

Professional Services - 1.3%
FTI Consulting, Inc. (a)	33,585	1,382,694
Team, Inc. (a)	72,750	1,967,888
		3,350,582
Real Estate Investment Trusts - 5.3%
First Industrial Realty Trust, Inc.	159,000	4,234,170
Life Storage, Inc.	32,295	2,652,065
Outfront Media Inc.	172,690	4,584,920
Stag Industrial, Inc.	108,315	2,710,041
		14,181,196
Road & Rail - 2.0%
Genesee & Wyoming Inc. - Class A (a)	79,150	5,371,119

Semiconductor Equipment & Products - 2.3%
Lattice Semiconductor Corporation (a)	490,655	3,395,333
Rambus Inc. (a)	203,795	2,677,866
		6,073,199
Software - 6.6%
ACI Worldwide, Inc. (a)	157,300	3,364,647
Callidus Software, Inc. (a)	84,970	1,814,109
Envestnet, Inc. (a)	121,661	3,929,650
Fair Isaac Corporation	26,800	3,455,860
Guidewire Software Inc. (a)	15,130	852,273
Manhattan Associates, Inc. (a)	27,970	1,455,839
Proofpoint, Inc. (a)	37,200	2,766,192
		17,638,570
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Company	50,226	2,950,777
Oxford Industries, Inc.	20,000	1,145,200
		4,095,977
Thrifts & Mortgage Finance - 3.8%
Banc of California, Inc.	188,605	3,904,123
Home BancShares Inc.	230,271	6,233,436
		10,137,559
Trading Companies & Distributors - 3.9%
MSC Industrial Direct Co., Inc. - Class A	26,635	2,737,013
Textainer Group Holdings Limited (b)	162,925	2,492,752
Triton International Limited of Bermuda (b)	102,813	2,651,547
Watsco, Inc.	18,120	2,594,422
		10,475,734
TOTAL COMMON STOCKS
(Cost $197,809,736)		263,268,177

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund - 2.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	5,524,115	5,524,115

TOTAL SHORT-TERM INVESTMENT
(Cost $5,524,115)		5,524,115

Total Investments - 100.3%
(Cost $203,333,851)		268,792,292
Liabilities in Excess of Other Assets - (0.3)%		(683,171)
TOTAL NET ASSETS - 100.0%		$268,109,121

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$203,333,851
Gross unrealized appreciation	66,459,061
Gross unrealized depreciation	(1,000,620)
Net unrealized appreciation	$65,458,441

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 1.6%
HEICO Corporation	3,775	$329,180

Banks - 5.9%
LegacyTexas Financial Group, Inc.	7,360	293,664
Pinnacle Financial Partners, Inc.	5,720	380,094
SVB Financial Group (a)	2,775	516,400
		1,190,158
Biotechnology - 1.1%
Charles River Laboratories International, Inc. (a)	2,525	227,124

Building Products - 1.5%
Fortune Brands Home & Security Inc.	5,095	310,031

Capital Markets - 3.9%
Lazard Ltd - Class A (b)	9,460	435,065
SEI Investments Company	7,160	361,151
		796,216
Chemicals - 4.3%
CF Industries Holdings, Inc.	7,875	231,131
FMC Corporation	9,255	644,056
		875,187
Commercial Services & Supplies - 1.7%
Healthcare Services Group, Inc.	8,044	346,616

Consumer Finance - 2.6%
First Cash Financial Services, Inc.	10,650	523,447

Containers & Packaging - 1.0%
Ball Corporation	2,820	209,413

Diversified Financials - 3.3%
Colony NorthStar, Inc. - Class A	15,286	197,342
MSCI Inc.	4,840	470,400
		667,742
Electronic Equipment & Instruments - 4.6%
FLIR Systems, Inc.	9,380	340,307
Trimble Navigation Limited (a)	18,130	580,341
		920,648
Food & Drug Retailing - 0.6%
Sprouts Farmers Market, Inc. (a)	5,285	122,189

Food Products - 3.9%
Snyder's-Lance, Inc.	10,830	436,557
TreeHouse Foods, Inc. (a)	4,245	359,382
		795,939
Health Care Equipment & Supplies - 10.9%
Align Technology, Inc. (a)	4,140	474,899
Cantel Medical Corp.	5,140	411,714
DexCom Inc. (a)	2,945	249,530
PRA Health Sciences, Inc. (a)	8,420	549,237
VWR Corporation (a)	18,525	522,405
		2,207,785

Health Care Providers & Services - 1.0%
Brookdale Senior Living Inc. (a)	15,000	201,450

Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	4,730	282,381
Euronet Worldwide, Inc. (a)	4,230	361,750
		644,131
IT Consulting & Services - 2.0%
Acxiom Corporation (a)	14,370	409,114

Leisure Equipment & Products - 4.6%
Polaris Industries Inc.	3,540	296,652
Pool Corporation	5,325	635,432
		932,084
Machinery - 5.3%
Flowserve Corporation	7,470	361,697
Kennametal Inc.	7,835	307,367
The Middleby Corporation (a)	2,955	403,210
		1,072,274
Marine - 1.9%
Kirby Corporation (a)	5,280	372,504

Metals & Mining - 1.5%
Reliance Steel & Aluminum Co.	3,820	305,676

Multiline Retail - 2.3%
Burlington Stores, Inc. (a)	2,360	229,604
Ollie's Bargain Outlet Holdings, Inc. (a)	6,770	226,795
		456,399
Oil & Gas & Consumable Fuels - 5.4%
Diamondback Energy Inc. (a)	2,860	296,625
Matador Resources Company (a)	14,155	336,748
WPX Energy Inc. (a)	34,970	468,248
		1,101,621
Pharmaceuticals - 0.6%
Akorn, Inc. (a)	5,000	120,400

Real Estate Investment Trusts - 4.2%
First Industrial Realty Trust, Inc.	11,225	298,922
Life Storage, Inc.	1,250	102,650
Outfront Media Inc.	16,715	443,783
		845,355
Road & Rail - 2.6%
Genesee & Wyoming Inc. - Class A (a)	7,875	534,397

Software - 8.5%
Fair Isaac Corporation	1,730	223,084
Fortinet Inc. (a)	10,175	390,211
Guidewire Software Inc. (a)	5,695	320,800
Manhattan Associates, Inc. (a)	1,385	72,089
Take-Two Interactive Software, Inc. (a)	12,190	722,501
		1,728,685
Specialty Retail - 1.6%
Tiffany & Co.	3,350	319,255

Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Company	2,745	161,269
Michael Kors Holdings Limited (a)(b)	1,405	53,544
		214,813
Thrifts & Mortgage Finance - 1.8%
Home BancShares Inc.	13,515	365,851

Trading Companies & Distributors - 2.8%
MSC Industrial Direct Co., Inc. - Class A	2,950	303,142
Watsco, Inc.	1,830	262,019
		565,161
TOTAL COMMON STOCKS
(Cost $15,883,147)		19,710,845

SHORT-TERM INVESTMENT - 2.7%
Money Market Fund - 2.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	538,438	538,438

TOTAL SHORT-TERM INVESTMENT
(Cost $538,438)		538,438

Total Investments - 100.0%
(Cost $16,421,585)		20,249,283
Other Assets in Excess of Liabilities - 0.0%		9,307
TOTAL NET ASSETS - 100.0%		$20,258,590

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$16,421,585
Gross unrealized appreciation	3,892,104
Gross unrealized depreciation	(64,406)
Net unrealized appreciation	$3,827,698

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Aerospace & Defense - 3.7%
Honeywell International Inc.	60,000	$7,492,200
Rockwell Collins, Inc.	40,000	3,886,400
		11,378,600
Auto Components - 1.3%
Gentex Corporation	185,000	3,946,050

Banks - 8.2%
Bank of America Corporation	385,000	9,082,150
Comerica Incorporated	126,000	8,641,080
Cullen/Frost Bankers, Inc.	65,000	5,783,050
Glacier Bancorp, Inc.	60,000	2,035,800
		25,542,080
Beverages - 2.9%
The Coca-Cola Company	65,000	2,758,600
PepsiCo, Inc.	55,000	6,152,300
		8,910,900
Biotechnology - 2.1%
Amgen Inc.	40,000	6,562,800

Chemicals - 7.5%
E. I. du Pont de Nemours and Company	65,000	5,221,450
Ecolab Inc.	30,000	3,760,200
FMC Corporation	130,000	9,046,700
Monsanto Company	48,000	5,433,600
		23,461,950
Commercial Services & Supplies - 1.8%
Waste Connections, Inc. (b)	65,000	5,734,300

Computers & Peripherals - 1.1%
Apple Inc.	25,000	3,591,500

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	20,000	4,365,000

Containers & Packaging - 1.7%
Ball Corporation	70,000	5,198,200

Diversified Financials - 2.9%
JPMorgan Chase & Co.	102,000	8,959,680

Electrical Equipment & Instruments - 2.7%
Franklin Electric Co., Inc.	85,000	3,659,250
Roper Technologies, Inc.	23,000	4,749,270
		8,408,520
Electronic Equipment & Instruments - 1.6%
National Instruments Corporation	55,000	1,790,800
Trimble Navigation Limited (a)	100,000	3,201,000
		4,991,800
Food & Drug Retailing - 1.5%
Walgreens Boots Alliance, Inc.	57,000	4,733,850

Food Products - 0.9%
Mondelez International Inc. - Class A	67,000	2,886,360

Health Care Equipment & Supplies - 7.8%
Danaher Corporation	75,000	6,414,750
Medtronic, PLC (b)	73,000	5,880,880
PerkinElmer, Inc.	100,000	5,806,000
Thermo Fisher Scientific Inc.	40,000	6,144,000
		24,245,630
Household Durables - 1.9%
Newell Brands, Inc.	122,835	5,794,127

Household Products - 2.6%
Kimberly-Clark Corporation	45,000	5,923,350
The Procter & Gamble Company	23,750	2,133,937
		8,057,287
Internet Catalog & Retail - 2.3%
Amazon.com, Inc. (a)	8,000	7,092,320

Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	90,000	5,373,000
Alphabet, Inc. - Class A (a)	6,000	5,086,800
Facebook, Inc. - Class A (a)	18,000	2,556,900
		13,016,700
IT Consulting & Services - 2.2%
Alliance Data Systems Corporation	14,000	3,486,000
PayPal Holdings, Inc. (a)	75,000	3,226,500
		6,712,500
Machinery - 5.0%
Generac Holdings, Inc. (a)	108,000	4,026,240
The Toro Company	74,000	4,622,040
Valmont Industries, Inc.	45,000	6,997,500
		15,645,780
Marine - 1.0%
Kirby Corporation (a)	45,000	3,174,750

Media - 1.5%
Time Warner Inc.	47,000	4,592,370

Oil & Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corporation	170,000	4,064,700
ConocoPhillips	62,000	3,091,940
EOG Resources, Inc.	65,000	6,340,750
Occidental Petroleum Corporation	90,000	5,702,400
Range Resources Corporation	120,000	3,492,000
		22,691,790
Personal Products - 0.8%
The Estee Lauder Companies Inc. - Class A	30,000	2,543,700

Pharmaceuticals - 6.7%
AbbVie Inc.	65,000	4,235,400
Johnson & Johnson	38,000	4,732,900
Merck & Co., Inc.	80,000	5,083,200
Pfizer Inc.	115,000	3,934,150
Zoetis Inc	53,500	2,855,295
		20,840,945

Road & Rail - 1.1%
Kansas City Southern	40,000	3,430,400

Software - 4.0%
Adobe Systems Incorporated (a)	45,000	5,855,850
Microsoft Corporation	100,000	6,586,000
		12,441,850
Specialty Retail - 3.3%
The Home Depot, Inc.	50,000	7,341,500
Tiffany & Co.	30,000	2,859,000
		10,200,500
Textiles, Apparel & Luxury Goods - 1.1%
V.F. Corporation	60,000	3,298,200

TOTAL COMMON STOCKS
(Cost $182,360,416)		292,450,439

SHORT-TERM INVESTMENT - 5.9%
Money Market Fund - 5.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	18,260,526	18,260,526

TOTAL SHORT-TERM INVESTMENT
(Cost $18,260,526)		18,260,526

Total Investments - 100.0%
(Cost $200,620,942)		310,710,965
Liabilities in Excess of Other Assets - 0.0%		(90,264)
TOTAL NET ASSETS - 100.0%		$310,620,701

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$200,620,942
Gross unrealized appreciation	112,914,403
Gross unrealized depreciation	(2,824,380)
Net unrealized appreciation	$110,090,023

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 67.5%	Shares	Value
Aerospace & Defense - 1.9%
General Dynamics Corporation	800	$149,760
Honeywell International Inc.	4,200	524,454
Rockwell Collins, Inc.	7,100	689,836
		1,364,050
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	2,600	278,980

Banks - 5.9%
Bank of America Corporation	38,500	908,215
Comerica Incorporated	11,100	761,238
Cullen/Frost Bankers, Inc.	5,400	480,438
SunTrust Banks, Inc.	11,500	635,950
Wells Fargo & Company	12,471	694,136
Zions Bancorporation	17,500	735,000
		4,214,977
Beverages - 1.3%
The Coca-Cola Company	8,600	364,984
PepsiCo, Inc.	5,100	570,486
		935,470
Biotechnology - 1.6%
Celgene Corporation (a)	4,100	510,163
Charles River Laboratories International, Inc. (a)	6,800	611,660
		1,121,823
Capital Markets - 0.8%
SEI Investments Company	11,500	580,060

Chemicals - 5.4%
Air Products and Chemicals, Inc.	3,100	419,399
E. I. du Pont de Nemours and Company	5,700	457,881
Ecolab Inc.	4,200	526,428
FMC Corporation	11,200	779,408
GCP Applied Technologies Inc. (a)	16,000	522,400
Monsanto Company	5,600	633,920
Praxair, Inc.	4,400	521,840
		3,861,276
Commercial Services & Supplies - 2.2%
Copart, Inc. (a)	6,000	371,580
Equifax Inc.	4,500	615,330
Waste Management, Inc.	7,900	576,068
		1,562,978
Computers & Peripherals - 1.1%
Apple Inc.	5,650	811,679

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	3,100	676,575

Containers & Packaging - 0.5%
Ball Corporation	4,400	326,744

Diversified Financials - 1.7%
JPMorgan Chase & Co.	6,100	535,824
Moody's Corporation	6,000	672,240
		1,208,064

Diversified Telecommunication Services - 1.5%
AT&T Inc.	16,332	678,594
Verizon Communications Inc.	8,641	421,249
		1,099,843
Electrical Equipment & Instruments - 0.3%
Emerson Electric Co.	3,000	179,580

Electronic Equipment & Instruments - 1.2%
National Instruments Corporation	7,500	244,200
Trimble Navigation Limited (a)	18,200	582,582
		826,782
Energy Equipment & Services - 0.7%
Schlumberger Limited (b)	6,200	484,220

Food & Drug Retailing - 2.3%
CVS Health Corporation	7,100	557,350
Wal-Mart Stores, Inc.	4,100	295,528
Walgreens Boots Alliance, Inc.	9,200	764,060
		1,616,938
Food Products - 2.1%
Hormel Foods Corporation	13,900	481,357
Mondelez International Inc. - Class A	14,600	628,968
The WhiteWave Foods Company (a)	6,400	359,360
		1,469,685
Health Care Equipment & Supplies - 4.0%
Danaher Corporation	5,900	504,627
Medtronic, PLC (b)	6,100	491,416
PerkinElmer, Inc.	11,600	673,496
Thermo Fisher Scientific Inc.	2,900	445,440
VWR Corporation (a)	25,000	705,000
		2,819,979
Household Durables - 1.6%
Newell Brands, Inc.	11,809	557,031
Whirlpool Corporation	3,400	582,522
		1,139,553
Household Products - 2.0%
Colgate-Palmolive Company	8,100	592,839
Kimberly-Clark Corporation	4,000	526,520
The Procter & Gamble Company	3,500	314,475
		1,433,834
Industrial Conglomerates - 0.6%
General Electric Company	14,600	435,080

Insurance - 1.1%
MetLife, Inc.	8,000	422,560
Prudential Financial, Inc.	3,400	362,712
		785,272
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	700	620,578
Expedia, Inc.	5,000	630,850
		1,251,428
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	11,000	656,700
Alphabet, Inc. - Class A (a)	250	211,950
Alphabet, Inc. - Class C (a)	450	373,302
Facebook, Inc. - Class A (a)	4,000	568,200
		1,810,152

IT Consulting & Services - 2.9%
Accenture PLC - Class A (b)	2,200	263,736
Alliance Data Systems Corporation	2,500	622,500
Automatic Data Processing, Inc.	2,100	215,019
PayPal Holdings, Inc. (a)	11,400	490,428
Visa Inc. - Class A	5,600	497,672
		2,089,355
Machinery - 0.6%
Fortive Corporation	6,950	418,529

Media - 2.3%
CBS Corporation - Class B	3,600	249,696
Time Warner Inc.	7,100	693,741
The Walt Disney Company	6,000	680,340
		1,623,777
Oil & Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corporation	6,500	403,000
Cabot Oil & Gas Corporation	17,700	423,207
Chevron Corporation	5,795	622,209
ConocoPhillips	11,400	568,518
EOG Resources, Inc.	4,900	477,995
Exxon Mobil Corporation	6,727	551,681
Pioneer Natural Resources Company	2,600	484,198
WPX Energy Inc. (a)	35,000	468,650
		3,999,458
Pharmaceuticals - 4.0%
Abbott Laboratories	13,400	595,094
AbbVie Inc.	7,300	475,668
Merck & Co., Inc.	8,900	565,506
Pfizer Inc.	14,900	509,729
Zoetis Inc	13,000	693,810
		2,839,807
Real Estate Investment Trusts - 0.8%
American Tower Corporation	4,500	546,930

Road & Rail - 0.4%
Union Pacific Corporation	3,000	317,760

Software - 3.1%
Adobe Systems Incorporated (a)	4,500	585,585
Citrix Systems, Inc. (a)	4,000	333,560
Microsoft Corporation	11,000	724,460
Oracle Corporation	12,400	553,164
		2,196,769
Specialty Retail - 1.5%
The Home Depot, Inc.	4,500	660,735
O'Reilly Automotive, Inc. (a)	1,400	377,776
		1,038,511
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. - Class B	11,600	646,468

TOTAL COMMON STOCKS
(Cost $33,676,782)		48,012,386

	Principal
CORPORATE BONDS - 30.6%	Amount
Air Freight & Logistics - 1.1%
FedEx Corp.
2.700%, 04/15/2023	$250,000	246,426
United Parcel Service, Inc.
2.450%, 10/01/2022	500,000	501,584
		748,010

Banks - 2.7%
Bank of America Corporation:
2.625%, 10/19/2020	400,000	402,482
2.625%, 04/19/2021	150,000	149,774
The Bank of New York Mellon Corporation
2.450%, 11/27/2020
Callable 10/27/2020	350,000	352,142
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	115,816
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	310,000	309,788
Wells Fargo & Company:
2.150%, 01/15/2019	200,000	201,095
2.125%, 04/22/2019	150,000	150,616
Wells Fargo Bank, National Association
1.750%, 05/24/2019	250,000	249,289
		1,931,002
Beverages - 0.6%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	426,656

Biotechnology - 1.6%
Amgen Inc.:
2.200%, 05/22/2019
Callable 04/22/2019	100,000	100,711
2.125%, 05/01/2020
Callable 04/01/2020	100,000	100,076
2.700%, 05/01/2022
Callable 03/01/2022	325,000	325,866
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	250,000	253,437
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	336,533
		1,116,623
Chemicals - 1.3%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	149,953
Ecolab Inc.:
1.450%, 12/08/2017	250,000	249,765
2.000%, 01/14/2019	250,000	251,782
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	299,604
		951,104
Communications Equipment - 1.2%
Cisco Systems, Inc.:
2.125%, 03/01/2019	250,000	252,679
2.200%, 02/28/2021	275,000	275,272
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	350,933
		878,884
Computers & Peripherals - 1.6%
Apple Inc.
2.850%, 05/06/2021	500,000	512,168
International Business Machines Corporation
2.250%, 02/19/2021	350,000	351,836
NetApp, Inc.
2.000%, 12/15/2017	300,000	300,729
		1,164,733

Consumer Finance - 0.4%
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	303,322

Consumer Services - 0.3%
The Western Union Company
2.875%, 12/10/2017	225,000	226,733

Diversified Financials - 0.9%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	398,174
3.375%, 05/01/2023	225,000	225,675
		623,849
Diversified Telecommunication Services - 1.0%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	300,000	300,211
Verizon Communications Inc.:
3.000%, 11/01/2021
Callable 09/01/2021	250,000	251,267
2.450%, 11/01/2022
Callable 08/01/2022	200,000	193,166
		744,644
Electrical Equipment & Instruments - 1.6%
Emerson Electric Co.
2.625%, 02/15/2023
Callable 11/15/2022	400,000	399,875
Rockwell Automation Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	287,091
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	300,314
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	150,000	150,331
		1,137,611
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	199,478

Food & Drug Retailing - 1.8%
Costco Wholesale Corporation
2.250%, 02/15/2022	400,000	398,999
CVS Health Corporation:
2.250%, 12/05/2018
Callable 11/05/2018	175,000	176,207
2.125%, 06/01/2021
Callable 05/01/2021	400,000	392,739
Walgreens Boots Alliance, Inc.
3.300%, 11/18/2021
Callable 09/18/2021	325,000	333,766
		1,301,711
Health Care Equipment & Supplies - 1.0%
Danaher Corporation
2.400%, 09/15/2020
Callable 08/15/2020	400,000	404,386
Medtronic, Inc.
2.500%, 03/15/2020	300,000	304,453
		708,839

Hotels, Restaurants & Leisure - 0.4%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	202,861
3.625%, 05/20/2021	100,000	104,533
		307,394
Household Durables - 1.1%
Newell Brands, Inc.:
2.150%, 10/15/2018	400,000	401,838
3.150%, 04/01/2021
Callable 03/01/2021	350,000	357,867
		759,705
Industrial Conglomerates - 0.7%
General Electric Company
2.700%, 10/09/2022	500,000	504,128

Insurance - 1.0%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	425,000	425,552
Prudential Financial, Inc.
2.300%, 08/15/2018	248,000	249,773
		675,325
Internet Catalog & Retail - 0.7%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	495,000	514,704

Media - 1.0%
Time Warner Inc.
3.400%, 06/15/2022	250,000	255,512
The Walt Disney Company
2.300%, 02/12/2021	420,000	423,510
		679,022
Oil & Gas & Consumable Fuels - 3.3%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	400,000	399,562
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	500,000	502,635
EOG Resources, Inc.
2.450%, 04/01/2020
Callable 03/01/2020	200,000	201,286
Exxon Mobil Corporation
2.222%, 03/01/2021
Callable 02/01/2021	325,000	325,807
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	409,129
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	500,000	498,735
		2,337,154
Pharmaceuticals - 1.8%
Abbott Laboratories
2.000%, 03/15/2020	250,000	248,502
AbbVie Inc.:
2.000%, 11/06/2018	134,000	134,450
2.500%, 05/14/2020
Callable 04/14/2020	425,000	428,208
Merck & Co., Inc.:
1.100%, 01/31/2018	275,000	274,472
2.350%, 02/10/2022	195,000	195,074
		1,280,706

Real Estate Investment Trusts - 0.6%
American Tower Corporation:
3.400%, 02/15/2019	300,000	306,844
2.800%, 06/01/2020
Callable 05/01/2020	100,000	100,794
		407,638
Semiconductor Equipment & Products - 0.7%
Texas Instruments Incorporated
2.750%, 03/12/2021
Callable 02/12/2021	470,000	478,238

Software - 1.2%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	400,000	401,350
Oracle Corporation:
2.375%, 01/15/2019	125,000	126,753
2.800%, 07/08/2021	300,000	306,329
		834,432
Specialty Retail - 0.7%
The Home Depot, Inc.:
2.000%, 06/15/2019
Callable 05/15/2019	325,000	327,623
2.625%, 06/01/2022
Callable 05/01/2022	190,000	191,686
		519,309
TOTAL CORPORATE BONDS
(Cost $21,865,812)		21,760,954

SHORT-TERM INVESTMENT - 1.8%	Shares
Money Market Fund - 1.8%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	1,275,471	1,275,471

TOTAL SHORT-TERM INVESTMENT
(Cost $1,275,471)		1,275,471

Total Investments - 99.9%
(Cost $56,818,065)		71,048,811
Other Assets in Excess of Liabilities - 0.1%		37,391
TOTAL NET ASSETS - 100.0%		$71,086,202

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$56,818,065
Gross unrealized appreciation	14,596,253
Gross unrealized depreciation	(365,507)
Net unrealized appreciation	$14,230,746

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
	Principal
CORPORATE BONDS - 65.8%	Amount	Value
Air Freight & Logistics - 1.1%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	$2,500,000	$2,482,470

Banks - 9.1%
Bank of America Corporation:
2.226%, 03/22/2018 (a)	2,000,000	2,014,160
2.625%, 10/19/2020	2,600,000	2,616,130
4.000%, 01/22/2025	4,000,000	4,002,428
BB&T Corporation
1.701%, 06/15/2020 (a)	2,000,000	2,003,470
Branch Banking & Trust Company:
1.353%, 05/23/2017 (a)	2,534,000	2,534,367
1.350%, 10/01/2017
Callable 09/01/2017	500,000	500,043
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	999,316
Wells Fargo & Company:
1.671%, 04/23/2018 (a)	2,500,000	2,512,078
2.125%, 04/22/2019	2,000,000	2,008,216
4.125%, 08/15/2023	2,000,000	2,096,682
		21,286,890
Biotechnology - 3.1%
Amgen Inc.
2.200%, 05/22/2019
Callable 04/22/2019	3,500,000	3,524,885
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	3,750,000	3,801,551
		7,326,436
Capital Markets - 2.6%
Morgan Stanley (a):
2.318%, 04/25/2018	2,500,000	2,526,328
1.893%, 01/24/2019	3,500,000	3,528,175
		6,054,503
Chemicals - 1.2%
Ecolab Inc.
1.550%, 01/12/2018	2,725,000	2,725,401

Communications Equipment - 1.6%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	743,312
QUALCOMM, Inc.
3.450%, 05/20/2025
Callable 02/20/2025	3,000,000	3,046,728
		3,790,040

Computers & Peripherals - 2.0%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,198,357
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,530,237
		4,728,594
Consumer Finance - 2.8%
American Express Company
1.640%, 05/22/2018 (a)	3,533,000	3,546,994
American Express Credit Corporation
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	3,017,361
		6,564,355
Consumer Services - 2.1%
The Western Union Company:
2.875%, 12/10/2017	2,250,000	2,267,327
3.650%, 08/22/2018	2,500,000	2,559,593
		4,826,920
Containers & Packaging - 2.3%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,117,500
5.250%, 07/01/2025	3,000,000	3,187,500
		5,305,000
Diversified Financials - 3.4%
JPMorgan Chase & Co.:
1.938%, 01/25/2018 (a)	3,000,000	3,018,405
3.375%, 05/01/2023	2,000,000	2,006,006
2.700%, 05/18/2023
Callable 03/18/2023	3,000,000	2,942,514
		7,966,925
Diversified Telecommunication Services - 6.2%
AT&T Inc.:
1.962%, 11/27/2018 (a)	3,000,000	3,028,143
2.375%, 11/27/2018	2,000,000	2,014,670
1.790%, 03/11/2019 (a)	1,500,000	1,509,080
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,500,140
5.800%, 03/15/2022	2,500,000	2,587,500
Verizon Communications Inc.:
2.871%, 09/14/2018 (a)	2,000,000	2,042,776
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,690,204
		14,372,513
Food & Drug Retailing - 2.1%
CVS Health Corporation
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,117,766
Walgreens Boots Alliance, Inc.:
1.750%, 11/17/2017	776,000	776,819
3.800%, 11/18/2024
Callable 08/18/2024	2,000,000	2,040,160
		4,934,745
Food Products - 0.2%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	555,947

Health Care Equipment & Supplies - 5.4%
Danaher Corporation:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	2,021,930
3.350%, 09/15/2025
Callable 06/15/2025	4,500,000	4,643,230
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,186,986
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,729,374
		12,581,520
Health Care Providers & Services - 0.4%
Express Scripts Holding Company
1.250%, 06/02/2017	975,000	974,659

Household Durables - 1.4%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	3,150,000	3,220,799

Household Products - 0.4%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,037,844

Industrial Conglomerates - 0.5%
General Electric Company
2.100%, 12/11/2019	1,050,000	1,060,311

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	2,040,998

Multiline Retail - 2.1%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,819,500

Oil & Gas & Consumable Fuels - 8.2%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	1,000,000	998,905
ConocoPhillips Company
1.050%, 12/15/2017
Callable 11/15/2017	2,750,000	2,740,122
Enterprise Products Operating LLC:
1.650%, 05/07/2018	1,250,000	1,248,930
3.750%, 02/15/2025
Callable 11/15/2024	2,000,000	2,014,716
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,042,354
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,117,097

Range Resources Corporation (b)
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,820,750
(Acquired 09/16/2016, Cost $5,576,773)
		18,982,874
Pharmaceuticals - 0.4%
Allergan, Inc.
1.350%, 03/15/2018	1,017,000	1,012,647

Real Estate Investment Trusts - 3.3%
American Tower Corporation:
3.400%, 02/15/2019	1,000,000	1,022,814
5.050%, 09/01/2020	1,250,000	1,346,149
3.500%, 01/31/2023	2,500,000	2,518,075
5.000%, 02/15/2024	2,500,000	2,703,782
		7,590,820
Road & Rail - 1.9%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	185,595
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,149,255
		4,334,850
Software & Services - 1.1%
Sabre GLBL Inc. (b)
5.375%, 04/15/2023
Callable 04/15/2018
(Acquired 04/08/2015, Cost $2,548,100)	2,500,000	2,568,750

TOTAL CORPORATE BONDS
(Cost $152,073,555)		153,146,311

U.S. GOVERNMENT ISSUES - 10.0%
U.S. Treasury Inflation Indexed Bonds - 1.6%
0.625%, 01/15/2024	3,642,625	3,731,968

U.S. Treasury Notes - 8.4%
1.000%, 03/15/2018	1,000,000	999,355
1.000%, 08/15/2018	2,000,000	1,996,054
1.250%, 10/31/2019	2,000,000	1,992,422
2.000%, 07/31/2020	2,000,000	2,025,508
2.000%, 11/30/2022	2,000,000	1,992,890
2.000%, 02/15/2023	1,000,000	995,020
2.250%, 11/15/2024	1,000,000	997,715
2.000%, 02/15/2025	3,000,000	2,934,315
2.000%, 08/15/2025	2,000,000	1,947,890
1.625%, 02/15/2026	4,000,000	3,761,484
		19,642,653
TOTAL U.S. GOVERNMENT ISSUES
(Cost $23,675,986)		23,374,621

U.S. GOVERNMENT SPONSORED ENTITIES - 21.4%
Fannie Mae - 2.5%
1.000%, 07/28/2021
Callable 04/28/2017	2,000,000	1,993,314
1.000%, 10/26/2021
Callable 04/26/2017	1,040,000	1,029,025

1.500%, 05/17/2024
Callable 05/17/2017	2,800,000	2,746,755
		5,769,094
Federal Home Loan Banks - 6.8%
4.875%, 05/17/2017	1,000,000	1,005,086
1.000%, 01/30/2019
Callable 01/30/2018	2,000,000	1,998,524
1.000%, 08/23/2021
Callable 05/23/2017	2,915,000	2,905,666
1.000%, 12/30/2021
Callable 06/30/2017	2,500,000	2,498,705
2.000%, 12/30/2021
Callable 06/30/2017	3,000,000	3,000,546
1.000%, 08/25/2022
Callable 08/25/2017	2,500,000	2,492,278
1.000%, 06/22/2023
Callable 06/22/2017	2,050,000	2,023,534
		15,924,339
Freddie Mac - 12.1%
5.125%, 11/17/2017	500,000	512,821
1.000%, 02/10/2020
Callable 08/10/2017	2,500,000	2,499,245
1.250%, 08/25/2021
Callable 05/25/2017	1,650,000	1,619,086
1.500%, 08/25/2021
Callable 05/25/2017	1,600,000	1,562,501
1.000%, 09/15/2021
Callable 06/15/2017	2,100,000	2,091,184
1.000%, 09/30/2021
Callable 06/30/2017	3,000,000	2,986,287
2.375%, 01/13/2022	2,000,000	2,037,536
2.000%, 01/26/2022
Callable 07/26/2017	2,500,000	2,491,838
1.500%, 01/27/2022
Callable 04/27/2017	2,000,000	1,997,812
2.000%, 03/28/2022
Callable 06/28/2017	2,000,000	2,000,520
1.000%, 06/30/2023
Callable 06/30/2017	1,500,000	1,478,701
1.000%, 10/27/2023
Callable 04/27/2017	4,500,000	4,451,634
2.000%, 05/23/2031
Callable 05/23/2017	2,500,000	2,418,232
		28,147,397
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $50,213,640)		49,840,830

SHORT-TERM INVESTMENTS - 2.2%
U.S. Government Issues - 0.4%
U.S. Treasury Notes
0.500%, 04/30/2017	1,000,000	999,887

Money Market Fund - 1.8%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	4,101,891	4,101,891

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,101,819)		5,101,778

Total Investments - 99.4%
(Cost $231,065,000)	231,463,540
Other Assets in Excess of Liabilities - 0.6%	1,299,130
TOTAL NET ASSETS - 100.0%	$232,762,670

(a)	Floating rate.
(b)	Restricted security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the restricted securities was $8,389,500 representing 3.6% of the Fund's total net assets.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$231,065,000
Gross unrealized appreciation	2,041,272
Gross unrealized depreciation	(1,642,732)
Net unrealized appreciation	$398,540

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 3.3%
Honeywell International Inc.	16,975	$2,119,668

Auto Components - 2.3%
The Goodyear Tire & Rubber Company	40,000	1,440,000

Banks - 9.7%
Comerica Incorporated	22,500	1,543,050
Cullen/Frost Bankers, Inc.	10,000	889,700
SunTrust Banks, Inc.	33,000	1,824,900
Zions Bancorporation	46,000	1,932,000
		6,189,650
Beverages - 1.9%
PepsiCo, Inc.	11,000	1,230,460

Biotechnology - 0.8%
Amgen Inc.	3,275	537,329

Building Products - 1.1%
Masco Corporation	20,000	679,800

Chemicals - 2.8%
Ecolab Inc.	8,500	1,065,390
FMC Corporation	10,000	695,900
		1,761,290
Commercial Services & Supplies - 1.8%
Copart, Inc. (a)	18,270	1,131,461

Computers & Peripherals - 2.4%
Apple Inc.	10,500	1,508,430

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	6,500	1,418,625

Containers & Packaging - 0.5%
Ball Corporation	4,250	315,605

Electrical Equipment & Instruments - 3.6%
Roper Technologies, Inc.	11,000	2,271,390

Electronic Equipment & Instruments - 1.4%
Trimble Navigation Limited (a)	27,000	864,270

Energy Equipment & Services - 1.5%
Schlumberger Limited (b)	12,400	968,440

Food Products - 3.1%
The Kraft Heinz Company	9,700	880,857
Mondelez International Inc. - Class A	25,000	1,077,000
		1,957,857
Health Care Equipment & Supplies - 5.5%
DENTSPLY SIRONA Inc.	20,000	1,248,800
Medtronic, PLC (b)	18,200	1,466,192
VWR Corporation (a)	27,500	775,500
		3,490,492
Household Durables - 2.0%
Whirlpool Corporation	7,500	1,284,975

Household Products - 1.4%
Colgate-Palmolive Company	12,000	878,280

Insurance - 5.5%
MetLife, Inc.	32,500	1,716,650
Prudential Financial, Inc.	16,700	1,781,556
		3,498,206
Internet Catalog & Retail - 2.1%
Amazon.com, Inc. (a)	1,500	1,329,810

Internet Software & Services - 9.2%
Akamai Technologies, Inc. (a)	35,000	2,089,500
Alphabet, Inc. - Class A (a)	2,200	1,865,160
Alphabet, Inc. - Class C (a)	802	665,308
Facebook, Inc. - Class A (a)	9,000	1,278,450
		5,898,418
IT Consulting & Services - 4.5%
Alliance Data Systems Corporation	3,300	821,700
PayPal Holdings, Inc. (a)	47,500	2,043,450
		2,865,150
Machinery - 2.9%
Barnes Group Inc.	30,000	1,540,200
Illinois Tool Works Inc.	2,500	331,175
		1,871,375
Media - 1.8%
Viacom Inc. - Class B	25,000	1,165,500

Multiline Retail - 1.9%
Burlington Stores, Inc. (a)	1,615	157,123
Dollar Tree, Inc. (a)	10,000	784,600
Kohl's Corporation	7,500	298,575
		1,240,298
Oil & Gas & Consumable Fuels - 6.5%
Cabot Oil & Gas Corporation	40,000	956,400
Chevron Corporation	7,000	751,590
ConocoPhillips	17,500	872,725
EOG Resources, Inc.	13,000	1,268,150
Exxon Mobil Corporation	4,000	328,040
		4,176,905

Pharmaceuticals - 1.1%
Zoetis Inc	13,500	720,495

Professional Services - 1.4%
Verisk Analytics, Inc. (a)	11,000	892,540

Software - 4.1%
Adobe Systems Incorporated (a)	13,000	1,691,690
Microsoft Corporation	13,625	897,343
		2,589,033
Specialty Retail - 8.2%
The Home Depot, Inc.	12,100	1,776,643
O'Reilly Automotive, Inc. (a)	1,500	404,760
Party City Holdco Inc. (a)	55,000	772,750
Tiffany & Co.	12,000	1,143,600
Tractor Supply Company	8,500	586,245
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,000	570,460
		5,254,458
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B	12,000	668,760

Thrifts & Mortgage Finance - 0.2%
Home BancShares Inc.	5,390	145,907

TOTAL COMMON STOCKS
(Cost $36,357,029)		62,364,877

SHORT-TERM INVESTMENT - 2.5%
Money Market Fund - 2.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.61% (c)	1,571,007	1,571,007

TOTAL SHORT-TERM INVESTMENT
(Cost $1,571,007)		1,571,007

Total Investments - 100.2%
(Cost $37,928,036)		63,935,884
Liabilities in Excess of Other Assets - (0.2)%		(120,747)
TOTAL NET ASSETS - 100.0%		$63,815,137

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$37,928,036
Gross unrealized appreciation	26,396,912
Gross unrealized depreciation	(389,064)
Net unrealized appreciation	$26,007,848

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to the Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2017 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation, (the "Adviser").  The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2017, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$263,268,177	$-	$-	$263,268,177
Money Market Fund	5,524,115	-	-	5,524,115
Total Investments*	$268,792,292	$-	$-	$268,792,292

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,710,845	$-	$-	$19,710,845
Money Market Fund	538,438	-	-	538,438
Total Investments*	$20,249,283	$-	$-	$20,249,283

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$292,450,439	$-	$-	$292,450,439
Money Market Fund	18,260,526	-	-	18,260,526
Total Investments*	$310,710,965	$-	$-	$310,710,965

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$48,012,386	$-	$-	$48,012,386
Corporate Bonds	-	21,760,954	-	21,760,954
Money Market Fund	1,275,471	-	-	1,275,471
Total Investments*	$49,287,857	$21,760,954	$-	$71,048,811

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$153,146,311	$-	$153,146,311
U.S. Government Issues	-	24,374,508	-	24,374,508
U.S. Government Sponsored Entities	-	49,840,830	-	49,840,830
Money Market Fund	4,101,891	-	-	4,101,891
Total Investments*	$4,101,891	$227,361,649	$-	$231,463,540

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$62,364,877	$-	$-	$62,364,877
Money Market Fund	1,571,007	-	-	1,571,007
Total Investments*	$63,935,884	$-	$-	$63,935,884

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedues required by Rule 30a-3(b) under the 1940 Act (17 CFR.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date  May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ J. Luther King, Jr.
       J. Luther King, Jr., President

Date  May 23, 2017

By  /s/ Jacob D. Smith
       Jacob D. Smith, Chief Financial Officer

Date  May 23, 2017